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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended January 31, 1999
                                                       ----------------

-------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

If amended report check here:  [  ]

         Marshfield Associates
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

         21 Dupont Circle NW            Washington,            DC         20036
-------------------------------------------------------------------------------
Business Address     (Street)           (City)                (State)     (Zip)

         Christopher M. Niemczewski     (202) 828-6228     Managing Director
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
-------------------------------------------------------------------------------
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                 VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a)
-------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Washington and State of DC on the 12th day of May, 1999.

                                                Marshfield Associates
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)

                                                       [SIG]
                                     ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name                       13F File No.       Name                                13F File No.
--------------------------  -----------       ----------------------------------- -------------
1.                                           6.
--------------------------  -----------       ----------------------------------- -------------

2.                                           7.
--------------------------  -----------       ----------------------------------- -------------

3.                                           8.
--------------------------  -----------       ----------------------------------- -------------

4.                                           9.
--------------------------  -----------       ----------------------------------- -------------

5.                                           10.
--------------------------  -----------       ----------------------------------- -------------

                                                                 SEC 1685 (5/91)

                             MARSHFIELD ASSOCIATES
                                    FORM 13F
                                 March 31, 1999


                                                                                                                VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER           TITLE OF CLASS  CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------   -------------- --------- -------- -------  --- ---- ------- ------------ -------- -------- --------
A C Neilsen Corp                 COM            004833109    25210   929395  SH       SOLE                  929395
AT & T Corp                      COM            001957109      223     2800  SH       SOLE                    2800
Abbott Laboratories              COM            002824100     1194    25497  SH       SOLE                   25497
American Express Company         COM            025816109    14832   125965  SH       SOLE                  125965
American Home Products Corpora   COM            026609107     2931    44915  SH       SOLE                   44915
American International Group     COM            026874107     1553    12873  SH       SOLE                   12873
Ameritech Corporation            COM            030954101      580    10058  SH       SOLE                   10058
Anheuser-Busch Companies, Inc.   COM            035229103     1011    13280  SH       SOLE                   13280
Avon Products, Inc.              COM            054303102     8729   185470  SH       SOLE                  185470
BankAmerica                      COM            066050105      202     2862  SH       SOLE                    2862
Bell Atlantic Corporation        COM            077853109      748    14468  SH       SOLE                   14468
Berkley W.R. Corp                COM            084423102     9894   403821  SH       SOLE                  403821
Berkshire Hathaway Class A       COM            084670108    21491      301  SH       SOLE                     301
Berkshire Hathaway Class B       COM            084670207    11734     4991  SH       SOLE                    4991
Bestfoods                        COM            126149103      771    16400  SH       SOLE                   16400
Boeing Company, The              COM            097023105      111     3270  SH       SOLE                    3270
Bristol Myers-Squibb             COM            110122108     2132    33254  SH       SOLE                   33254
Burlington Northern Santa Fe C   COM            12189T104       39     1200  SH       SOLE                    1200
C S X Corporation                COM            126408103      231     5940  SH       SOLE                    5940
CCC Information Services         COM            12487Q109    16733  1439380  SH       SOLE                 1439380
Chase Manhattan Bank             COM            16161A108      293     3600  SH       SOLE                    3600
Chevron Corporation              COM            166751107      371     4184  SH       SOLE                    4184
Citigroup                        COM            132187105     9893   154876  SH       SOLE                  154876
Coca-Cola Company                COM            191216100     1432    23337  SH       SOLE                   23337
Colgate-Palmolive Company        COM            194162103      488     5300  SH       SOLE                    5300
Disney (Walt) Company            COM            254687106    10360   332838  SH       SOLE                  332838
Dover Corp.                      COM            260003108     8528   259407  SH       SOLE                  259407
Du Pont de Nemours & Company     COM            263534109      217     3730  SH       SOLE                    3730
Eli Lilly                        COM            532457108      529     6232  SH       SOLE                    6232
Emerson Electric Co.             COM            291011104      629    11878  SH       SOLE                   11878
Exxon Corporation                COM            302290101     1968    27895  SH       SOLE                   27895
Federal Home Loan Mortgage Cor   COM            313400301    18109   315972  SH       SOLE                  315972
Federal National Mortgage Asso   COM            313586109    12179   175864  SH       SOLE                  175864
Fleet Financial Group, Inc       COM            338915101      206     5482  SH       SOLE                    5482
Fund American Enterprise Inc.    COM            360768105    32130   241469  SH       SOLE                  241469
Gannett Inc.                     COM            364730101    13488   214095  SH       SOLE                  214095
General Electric Company         COM            369604103    20845   188425  SH       SOLE                  188425
General Mills Inc                COM            370334104      238     3152  SH       SOLE                    3152
Georgia-Pacific Group            COM            373298108      353     4750  SH       SOLE                    4750
Gillette Company, The            COM            375766102     2847    47898  SH       SOLE                   47898
Great Lakes Chemical             COM            390568103      579    15751  SH       SOLE                   15751
H & R Block                      COM            093671105     2652    55983  SH       SOLE                   55983
Heineken Holdings Cl A           COM                          1301    34198  SH       SOLE                   34198
Heinz (H.J.) Company             COM            423074103     1484    31327  SH       SOLE                   31327
Hewlett Packard                  COM            428236103      443     6537  SH       SOLE                    6537
Intel Corp                       COM            458140100     1770    14887  SH       SOLE                   14887
Intl Business Machines Corpora   COM            459200101      748     4218  SH       SOLE                    4218
Johnson & Johnson                COM            478160104    28816   308191  SH       SOLE                  308191
Keycorp                          COM            493267108      212     7000  SH       SOLE                    7000
Leucadia National Corporation    COM            527288104    17838   589682  SH       SOLE                  589682
Lindt & Sprungli                 COM                           264       98  SH       SOLE                      98
Lucent Technologies              COM            549463107     1031     9542  SH       SOLE                    9542
MCI Worldcom, Inc.               COM            55268B106      404     4562  SH       SOLE                    4562
Markel Corp                      COM            570535104     8603    47730  SH       SOLE                   47730
Mattel, Inc                      COM            577081102      373    14964  SH       SOLE                   14964
Mc Donald's Corporation          COM            580135101    25812   569649  SH       SOLE                  569649
Merck & Co., Inc.                COM            589331107     4786    59728  SH       SOLE                   59728
Microsoft Corporation            COM            594918104     3660    40838  SH       SOLE                   40838
Minnesota Mining & Manufacturi   COM            604059105     1889    26699  SH       SOLE                   26699
Mobil Corporation                COM            607059102     1119    12716  SH       SOLE                   12716
Monsanto Company                 COM            611662107       44      953  SH       SOLE                     953
Morgan (J.P.) & Co. Inc          COM            616880100     3698    29975  SH       SOLE                   29975

                             MARSHFIELD ASSOCIATES
                                    FORM 13F
                                 March 31, 1999


                                                                                                            VOTING AUTHORITY
                                                                                                        ------------------------
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER
        NAME OF ISSUER           TITLE OF CLASS  CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
------------------------------   -------------- --------- -------- -------  --- ---- ------- ---------- -------- -------- ------
Morgan Stanley Dean Witter & C   COM            24240V101    23542   235570  SH       SOLE                  235570
Nestle ADR (Regular Shares)      COM            641069406      983    10923  SH       SOLE                   10923
Nestle Ltd. (Registered)         COM                           416      230  SH       SOLE                     230
Nike Inc Cl B                    COM            654106103    38838   673250  SH       SOLE                  673250
Norfolk Southern Corporation     COM            655844108      237     8982  SH       SOLE                    8982
PepsiCo, Inc.                    COM            713448108    24269   619298  SH       SOLE                  619298
Pfizer Inc.                      COM            717081103     1443    10402  SH       SOLE                   10402
Philip Morris Companies Inc.     COM            718154107      326     9272  SH       SOLE                    9272
Procter & Gamble Company, The    COM            742718109     4236    43249  SH       SOLE                   43249
Roper Industries Inc             COM            776696106     7077   296410  SH       SOLE                  296410
SLM Holding Corp                 COM            863871505    16770   401679  SH       SOLE                  401679
Sabre Group Holdings Inc Cl A    COM            785905100    32322   712324  SH       SOLE                  712324
Schering-Plough Corp.            COM            806605101     1281    23180  SH       SOLE                   23180
Schlumberger Limited             COM            806857108     1110    18435  SH       SOLE                   18435
Servicemaster Ltd Partnership    COM            81760N109       69     3375  SH       SOLE                    3375
St. Paul Companies               COM            792860108     2286    73592  SH       SOLE                   73592
Student Loan Corp                COM            863902102     4631   123910  SH       SOLE                  123910
TCW/DW Term Trust 2003           COM            87234U108      103    11000  SH       SOLE                   11000
The Learning Co                  COM            522008101    21814   752210  SH       SOLE                  752210
Tricon Global Restaurants        COM            895953107    53353   759468  SH       SOLE                  759468
Wachovia Corp                    COM            929771103      680     8377  SH       SOLE                    8377
Warner-Lambert Company           COM            934488107      783    11820  SH       SOLE                   11820
Washington Gas Light Company     COM            938837101      252    11154  SH       SOLE                   11154
Wells Fargo & Company            COM            949740104    23478   669618  SH       SOLE                  669618
REPORT SUMMARY                   86 DATA RECORDS            623276            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED